Other operating Income and Expenses (Details) - Schedule of bank and its subsidiaries present other operating income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Bank And Its Subsidiaries Present Other Operating Income Abstract
Revaluation of prepaid monthly payments	$ 17,044	$ 5,183	$ 1,569
Income from investment properties	6,765	6,069	5,808
Income from correspondent banks	3,116	2,800	2,841
Expense recovery	1,979	1,333	6,456
Fiduciary and trustee commissions	135	261	316
Tax management income	116	3,117	1,565
Foreign trade income	75	55	73
Expense recovery income	48	70	53
Others income	381	2,175	1,607
Total	$ 29,659	$ 21,063	$ 20,288